UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield New Jersey Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey - 146.0%
Corporate - 1.6%	Gloucester County, New Jersey, Improvement Authority, Solid Waste
	Resource Recovery, Revenue Refunding Bonds (Waste Management
	Inc. Project), AMT, Series B, 7%, 12/01/29	$ 1,180	$ 1,188,024
Gloucester County, New Jersey, Improvement Authority, Solid Waste
	Resource Recovery, Revenue Refunding Bonds (Waste Management
	Inc. Project), Series A, 6.85%, 12/01/29	2,000	2,010,640
			3,198,664
County/City/Special	Burlington County, New Jersey, Bridge Commission Revenue Bonds
District/School	(Governmental Leasing Program), 5.25%, 8/15/12 (a)	1,000	1,127,200
District - 26.1%	Essex County, New Jersey, Improvement Authority, Project
	Consolidation Revenue Refunding Bonds, 5.50%, 10/01/29 (b)	5,085	5,288,349
	Essex County, New Jersey, Improvement Authority Revenue Bonds,
	Series A, 5%, 10/01/13 (a)(c)	2,620	3,001,000
	Hudson County, New Jersey, COP, Refunding, 6.25%, 12/01/16 (b)	1,500	1,645,245
Hudson County, New Jersey, Improvement Authority, Facility Lease
	Revenue Refunding Bonds (Hudson County Lease Project), 5.375%,
	10/01/24 (b)(c)	4,500	4,531,815
	Hudson County, New Jersey, Improvement Authority, Parking
	Revenue Bonds (Harrison Parking Facility Project), Series C,
	5.375%, 1/01/44 (d)	4,800	4,934,112
	Jackson Township, New Jersey, School District, GO, 5%,
	4/15/12 (a)(c)	6,840	7,574,206
	Middlesex County, New Jersey, Improvement Authority, County-
	Guaranteed Revenue Bonds (Golf Course Projects), 5.25%, 6/01/22	1,455	1,568,432
	Middlesex County, New Jersey, Improvement Authority, Senior
	Revenue Bonds (Heldrich Center Hotel/Conference Project),
	Series A, 5%, 1/01/20	655	403,473
	Monmouth County, New Jersey, Improvement Authority,
	Governmental Loan Revenue Refunding Bonds, 5%, 12/01/11 (a)(e)	2,085	2,290,060
	Monmouth County, New Jersey, Improvement Authority,
	Governmental Loan Revenue Refunding Bonds, 5%, 12/01/15 (e)	1,215	1,251,462
	Monmouth County, New Jersey, Improvement Authority,
	Governmental Loan Revenue Refunding Bonds, 5%, 12/01/16 (e)	1,280	1,312,691
	Morristown, New Jersey, Parking Authority Revenue Bonds, 4.50%,
	8/01/37 (b)	585	541,956
Newark, New Jersey, Housing Authority, Port Authority-Port Newark
	Marine Terminal, Additional Rent-Backed Revenue Refunding Bonds
	(City of Newark Redevelopment Projects), 4.375%, 1/01/37 (b)	3,225	2,792,624
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	EDR	Economic Development Revenue Bonds
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
COP	Certificates of Participation	M/F	Multi-Family
EDA	Economic Development Authority	S/F	Single-Family

	BlackRock MuniYield New Jersey Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 5.30%,
	7/01/33 (f)(g)	$ 1,575	$ 1,296,288
	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding,
	5.294%, 7/01/34 (f)(g)	1,925	1,577,961
	Salem County, New Jersey, Improvement Authority Revenue Bonds
	(Finlaw State Office Building Project), 5.375%, 8/15/28 (f)	500	522,570
	Salem County, New Jersey, Improvement Authority Revenue Bonds
	(Finlaw State Office Building Project), 5.25%, 8/15/38 (f)	500	513,140
	South Jersey Port Corp. of New Jersey, Revenue Refunding Bonds,
	4.75%, 1/01/18	4,280	4,444,609
	South Jersey Port Corp. of New Jersey, Revenue Refunding Bonds,
	4.85%, 1/01/19	2,485	2,571,727
	South Jersey Port Corp. of New Jersey, Revenue Refunding Bonds,
	5%, 1/01/20	2,000	2,069,600
			51,258,520
Education - 18.2%	New Jersey State Educational Facilities Authority Revenue Bonds
	(Georgian Court College Project), Series C, 6.50%, 7/01/13 (a)	2,000	2,393,700
	New Jersey State Educational Facilities Authority Revenue Bonds
	(Montclair State University), Series J, 5.25%, 7/01/38	1,140	1,153,976
	New Jersey State Educational Facilities Authority Revenue Bonds
	(Rider University), Series C, 5%, 7/01/37 (h)	1,750	1,342,775
	New Jersey State Educational Facilities Authority Revenue Bonds
	(Rowan University), Series C, 5%, 7/01/14 (a)(b)	1,955	2,239,550
	New Jersey State Educational Facilities Authority Revenue Bonds
	(Rowan University), Series C, 5.125%, 7/01/14 (a)(b)	2,165	2,493,344
New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (College of New Jersey), Series D, 5%, 7/01/35 (f)	6,115	6,254,544
New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (Gregorian Court University), Series D, 5.25%,
	7/01/37	1,000	802,400
New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (Montclair State University), Series L, 5%,
	7/01/14 (a)(b)	5,305	6,077,143
New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (Ramapo College), Series I, 4.25%, 7/01/31 (e)	750	656,123
New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (Ramapo College), Series I, 4.25%, 7/01/36 (e)	810	688,322
New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (Rider University), 5%, 7/01/17 (h)	1,000	952,200
New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (Rider University), Series A, 5.50%, 7/01/23 (h)	1,255	1,222,395
New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (Rider University), Series A, 5.25%, 7/01/34 (h)	1,450	1,206,502
New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (Rowan University), Series B, 5%, 7/01/24 (d)	1,800	1,921,266

	BlackRock MuniYield New Jersey Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (University of Medicine and Dentistry), Series B,
	7.125%, 12/01/23	$ 1,300	$ 1,350,557
New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (University of Medicine and Dentistry), Series B,
	7.50%, 12/01/32	1,625	1,655,891
	New Jersey State Higher Education Assistance Authority, Student
	Loan Revenue Bonds, AMT, Series A, 5.30%, 6/01/17 (e)	3,170	3,187,086
			35,597,774
Health - 24.0%	New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey),
	5.25%, 6/01/24	1,425	1,413,215
	New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey),
	5.25%, 6/01/32	685	633,269
	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The
	Winchester Gardens at Ward Homestead Project), Series A,
	5.75%, 11/01/24	2,500	2,098,925
	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The
	Winchester Gardens at Ward Homestead Project), Series A,
	5.80%, 11/01/31	2,000	1,564,820
	New Jersey EDA, Revenue Bonds (Saint Barnabas Project),
	Series A, 6.249%, 7/01/24 (b)(i)	3,850	1,403,325
New Jersey Health Care Facilities Financing Authority, Health System
	Revenue Bonds (Catholic Health East), Series A,
	5.375%, 11/15/12 (a)	1,100	1,251,580
New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Children's Specialized Hospital), Series A, 5.50%, 7/01/36	1,540	1,187,617
New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Hospital Asset Transformation Program), Series A,
	5.25%, 10/01/38	1,000	986,680
New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Hunterdon Medical Center), Series A, 5.125%, 7/01/35	1,950	1,587,475
New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Meridian Health), Series I, 5%, 7/01/38 (d)	1,000	980,370
New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Pascack Valley Hospital Association), 6.625%, 7/01/36 (j)(k)	1,845	47,785
New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Robert Wood University), 5.70%, 7/01/20 (e)	4,000	4,026,160
New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Somerset Medical Center), 5.50%, 7/01/33	1,875	972,619
New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(South Jersey Hospital System), 6%, 7/01/12 (a)	6,640	7,592,442
New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Southern Ocean County Hospital), 5.125%, 7/01/31 (h)	2,000	1,563,780
New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Virtua Health), 5.50%, 7/01/38 (d)	2,500	2,453,500

	BlackRock MuniYield New Jersey Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 5.75%, 7/01/12 (a)	$ 1,060	$ 1,188,398
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 6.25%, 7/01/12 (a)	500	568,235
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 6.25%, 7/01/17	520	544,372
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 5.75%, 7/01/25	520	521,446
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Capital Health System Inc.), Series A, 5.75%,
	7/01/13	1,650	1,889,877
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Meridian Health System Obligation Group),
	5.25%, 7/01/19 (f)	1,500	1,506,045
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Meridian Health System Obligation Group),
	5.375%, 7/01/24 (f)	2,250	2,250,697
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Meridian Health System Obligation Group),
	5.25%, 7/01/29 (f)	2,195	2,072,277
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Saint Barnabas Health Care System), Series A,
	5%, 7/01/29	4,155	3,066,016
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Saint Barnabas Health Care System), Series B,
	5.902%, 7/01/30 (i)	2,000	282,640
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Saint Barnabas Health Care System), Series B,
	5.697%, 7/01/36 (i)	500	39,340
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Saint Barnabas Health Care System), Series B,
	5.176%, 7/01/37 (i)	13,250	949,362
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (South Jersey Hospital System), 5%, 7/01/36	1,385	1,142,763
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (South Jersey Hospital System), 5%, 7/01/46	1,650	1,309,176
			47,094,206
Housing - 13.3%	New Jersey State Housing and Mortgage Finance Agency, Capital
	Fund Program Revenue Bonds, Series A, 4.70%, 11/01/25 (f)	6,950	6,749,493
New Jersey State Housing and Mortgage Finance Agency, Home Buyer
	Revenue Bonds, AMT, Series CC, 5.80%, 10/01/20 (b)	4,515	4,649,050
New Jersey State Housing and Mortgage Finance Agency, Home Buyer
	Revenue Bonds, AMT, Series U, 5.60%, 10/01/12 (b)	2,515	2,530,643
	New Jersey State Housing and Mortgage Finance Agency, M/F
	Revenue Bonds, AMT, Series A, 4.90%, 11/01/35 (c)	1,500	1,309,245

4

	BlackRock MuniYield New Jersey Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey State Housing and Mortgage Finance Agency Revenue
	Bonds, Series AA, 6.50%, 10/01/38	$ 2,160	$ 2,295,799
New Jersey State Housing and Mortgage Finance Agency, S/F Housing
	Revenue Bonds, AMT, Series U, 4.95%, 10/01/32	700	630,889
New Jersey State Housing and Mortgage Finance Agency, S/F Housing
	Revenue Bonds, AMT, Series X, 4.85%, 4/01/16	3,605	3,694,584
New Jersey State Housing and Mortgage Finance Agency, S/F Housing
	Revenue Refunding Bonds, AMT, Series T, 4.65%,
	10/01/32	4,945	4,216,255
			26,075,958
State - 35.6%	Garden State Preservation Trust of New Jersey, Capital Appreciation
	Revenue Bonds, Series B, 5.116%, 11/01/23 (f)(i)	6,860	3,504,637
Garden State Preservation Trust of New Jersey, Capital Appreciation
	Revenue Bonds, Series B, 5.247%, 11/01/28 (f)(i)	4,540	1,668,178
	Garden State Preservation Trust of New Jersey, Open Space and
	Farmland Preservation Revenue Bonds, Series A, 5.80%,
	11/01/22 (f)	4,300	4,861,064
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (h)	1,895	1,399,401
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (h)	370	258,956
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (h)	755	537,243
	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds,
	Series A, 5.25%, 7/01/33 (b)	14,000	13,960,940
	New Jersey EDA, Revenue Bonds (Department of Human Services),
	5%, 7/01/12	220	238,894
	New Jersey EDA, School Facilities Construction Revenue Bonds,
	Series L, 5%, 3/01/30 (f)	5,800	5,869,832
	New Jersey EDA, School Facilities Construction Revenue Bonds,
	Series O, 5.25%, 3/01/23	2,400	2,477,664
	New Jersey EDA, School Facilities Construction Revenue Bonds,
	Series P, 5%, 9/01/15	3,000	3,298,320
	New Jersey EDA, School Facilities Construction Revenue Bonds,
	Series P, 5.25%, 9/01/16	3,115	3,429,677
	New Jersey EDA, School Facilities Construction Revenue Bonds,
	Series Z, 5.50%, 12/15/34 (d)	3,665	3,901,686
	New Jersey EDA, School Facilities Construction Revenue Bonds,
	Series Z, 6%, 12/15/34 (d)	3,600	3,970,800
	New Jersey State, COP (Equipment Lease Purchase Agreement),
	Series A, 5.25%, 6/15/28	1,100	1,102,497
	New Jersey State Transit Corporation, COP (Federal Transit
	Administration Grants), Series B, 5.75%, 9/15/14	3,620	3,848,748
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, CABS, Series C, 5.05%,
	12/15/35 (e)(i)	4,140	793,886
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series A, 5.50%, 12/15/21	3,525	3,848,701

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series A, 5.625%,
	12/15/28 (d)	$ 1,250	$ 1,319,788
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series A, 6%, 12/15/38	2,900	3,135,335
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Refunding Bonds, Series B, 5.50%,
	12/15/21	5,865	6,403,583
			69,829,830
Tobacco - 4.9%	Tobacco Settlement Financing Corp. of New Jersey, Asset-Backed
	Revenue Bonds, 7%, 6/01/13 (a)	3,010	3,644,659
	Tobacco Settlement Financing Corp. of New Jersey, Asset-Backed
	Revenue Bonds, 5.75%, 6/01/32	1,820	1,965,363
	Tobacco Settlement Financing Corp. of New Jersey, Asset-Backed
	Revenue Refunding Bonds, Series 1A, 4.50%, 6/01/23	3,000	2,520,330
	Tobacco Settlement Financing Corp. of New Jersey, Asset-Backed
	Revenue Refunding Bonds, Series 1A, 5%, 6/01/41	2,500	1,318,125
	Tobacco Settlement Financing Corp. of New Jersey, Asset-Backed
	Revenue Refunding Bonds, Series 1B, 5.651%, 6/01/41 (i)	5,100	182,121
			9,630,598
Transportation - 14.0%	Delaware River Port Authority of Pennsylvania and New Jersey
	Revenue Bonds, 6%, 1/01/19 (f)	7,860	7,961,237
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series A, 5.50%,
	12/15/38 (d)	1,000	1,054,180
New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series
	B, 5.985%, 1/01/35 (e)(i)	4,870	3,478,592
	New Jersey State Turnpike Authority, Turnpike Revenue Bonds,
	Series E, 5.25%, 1/01/40	2,600	2,613,520
	Port Authority of New York and New Jersey, Consolidated Revenue
	Bonds, 93rd Series, 6.125%, 6/01/94	5,000	5,556,900
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	3,300	3,323,727
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.25%, 11/01/35	3,765	3,520,162
			27,508,318
Utilities - 8.3%	New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-
	American Water Company, Inc. Project), AMT, Series A, 5.25%,
	11/01/32 (e)	1,000	807,450
	New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-
	American Water Company, Inc. Project), AMT, Series A, 6.875%,
	11/01/34 (c)	6,670	6,618,441
New Jersey EDA, Water Facilities Revenue Refunding Bonds (United
	Water of New Jersey, Inc.), Series B, 4.50%, 11/01/25 (e)	4,500	4,544,685

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue
	Bonds, CABS, Series A, 4.87%, 9/01/31 (b)(i)	$ 6,000	$1,630,140
Union County, New Jersey, Utilities Authority, Senior Lease Revenue
Refunding Bonds (Ogden Martin System of Union, Inc.), AMT, Series A,
	5.375%, 6/01/17 (e)	1,585	1,586,474
Union County, New Jersey, Utilities Authority, Senior Lease Revenue
Refunding Bonds (Ogden Martin System of Union, Inc.), AMT, Series A,
	5.375%, 6/01/18 (e)	1,175	1,168,608
			16,355,798
	Total Municipal Bonds in New Jersey		286,549,666
Puerto Rico - 3.6%
Education - 1.1%	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (University Plaza
	Project), Series A, 5%, 7/01/33 (b)	2,500	2,165,800
Transportation - 1.6%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (d)	3,000	3,121,410
Utilities - 0.9%	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (Cogeneration
	Facility-AES Puerto Rico Project), AMT, 6.625%, 6/01/26	1,900	1,782,789
	Total Municipal Bonds in Puerto Rico		7,069,999
U.S. Virgin Islands - 2.1%
Corporate - 2.1%	Virgin Islands Government Refinery Facilities, Revenue Refunding
	Bonds (Hovensa Coker Project), AMT, 6.50%, 7/01/21	3,500	2,745,015
	Virgin Islands Public Finance Authority, Refinery Facilities Revenue
	Bonds (Hovensa Refinery), AMT, 5.875%, 7/01/22	1,900	1,347,993
	Total Municipal Bonds in U.S. Virgin Islands		4,093,008
	Total Municipal Bonds - 151.7%		297,712,673
New Jersey - 3.2%	Municipal Bonds Transferred to Tender Option Bond Trusts (l)
State - 3.2%	Garden State Preservation Trust of New Jersey, Open Space and
	Farmland Preservation Revenue Bonds, Series A, 5.75%,
	11/01/28 (f)	5,460	6,347,687
	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 3.2%		6,347,687
	Total Long-Term Investments
	(Cost - $309,803,793) - 154.9%		304,060,360
	Short-Term Securities	Shares
Money Market Fund - 1.1%	CMA New Jersey Municipal Money Fund, 0.33% (m)(n)	2,180,363	2,180,363
	Total Short-Term Securities
	(Cost - $2,180,363) - 1.1%		2,180,363
	Total Investments (Cost - $311,984,156*) - 156.0%		306,240,723
	Liabilities in Excess of Other Assets - (0.5)%		(1,106,889)
	Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (2.1)%		(4,112,506)
	Preferred Shares, at Redemption Value - (53.4)%		(104,738,581)
	Net Assets Applicable to Common Shares - 100.0%		$ 196,282,747

BlackRock MuniYield New Jersey Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$307,182,981
Gross unrealized appreciation	$12,409,234
Gross unrealized depreciation	(17,446,492)
Net unrealized depreciation	$(5,037,258)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b) NPFGC Insured.

(c) FGIC Insured.

(d) Assured Guaranty Insured.

(e) AMBAC Insured.

(f) FSA Insured.

(g) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(h) Radian Insured.

(i) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j) Issuer filed for bankruptcy or is in default of interest payments.

(k) Non-income producing security.

(l) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(m) Represents the current yield as of report date.

(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New Jersey Municipal Money Fund	(2,258,408)	$44,328

• Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

BlackRock MuniYield New Jersey Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$2,180,363
Level 2	304,060,360
Level 3	-
Total	$306,240,723

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 19, 2009